Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Issued capital		$ 313,422,305	$ 242,990,507
Exercise of warrants		$ 20,146,716		$ 2,734,346
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued		260,521,997	148,769,070
Issued capital		$ 72,576,157	$ 23,373,850
Exercise of warrants		$ 15,595,335		$ 2,043,359
Issued Equity [member] | 0.24 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement		123,216,687
Share placement		$ 0.24
Share placement		$ 29,572,005
Issued Equity [member] | 0.52 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement		26,413,899
Share placement		$ 0.52
Share placement		$ 13,735,227
Issued Equity [member] | 0.29 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation	[1]	5,487,851
Performance rights exercised pre share consolidation	[1]	$ 0.29
Performance rights exercised pre share consolidation	[1]	$ 1,571,294
Issued Equity [member] | 0.17 Issue Price [member]
Disclosure of classes of share capital [line items]
Convertible notes exercised shares		71,131,450
Convertible notes exercise price per share		$ 0.17
Convertible notes exercised value		$ 12,092,937
Issued Equity [member] | 0.46 Issue Price [member]
Disclosure of classes of share capital [line items]
Exercise of warrants		34,272,110
Exercise of warrants		$ 0.46
Exercise of warrants		$ 15,604,694
Issued Equity [member] | 0.210 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement	[1]		19,047,619
Shares issued under Entitlement Offer	[1]		28,716,935
Share placement	[1]		$ 0.210
Shares issued under Entitlement Offer	[1]		$ 0.210
Share placement	[1]		$ 4,000,000
Shares issued under Entitlement Offer	[1]		$ 6,030,556
Issued Equity [member] | 0.355 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation	[1]		1,087,848
Performance rights exercised pre share consolidation	[1]		$ 0.355
Performance rights exercised pre share consolidation	[1]		$ 385,794
Issued Equity [member] | 0.244 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised post share consolidation			3,916,668
Performance rights exercised post share consolidation			$ 0.244
Performance rights exercised post share consolidation			$ 957,500
Issued Equity [member] | 0.125 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement May 2020 post share consolidation			96,000,000
Share placement May 2020 post share consolidation			$ 0.125
Share placement May 2020 post share consolidation			$ 12,000,000

[1]	All number of shares have been adjusted for the 10 to 1 share consolidation.